Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

March 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account 301 of AXA Equitable Life Insurance Company (the “Account”) Registration No.:

2-74667 and 811-03301 AXA Equitable 300+ Series

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended December 31, 2013, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Moderate Allocation;

Multimanager Aggressive Equity;

Multimanager Multi-Sector Bond;

Multimanager Small Cap Value;

Multimanager Technology.

•	EQ Advisors Trust underlying funds:

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Equity 500 Index;

EQ/Intermediate Government Bond;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value PLUS;

EQ/Money Market.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104